Notes to the consolidated balance sheet - Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Inventories
Inventories	€ 401	€ 373
Laboratory inventories
Inventories
Inventories	434	406
Inventories write-down
Inventories
Inventories	€ (33)	€ (33)